Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Shareholders' Equity

Note M: Shareholders’ Equity

The authorized capital structure of the Corporation includes 100,000,000 shares of common stock, with a par value of $0.01 a share. At December 31, 2015, approximately 3,508,000 common shares were reserved for issuance under stock-based plans.

Pursuant to authority granted by its Board of Directors, the Corporation can repurchase up to 20,000,000 shares of common stock through open-market purchases. The Corporation repurchased 3,285,380 shares of common stock during 2015 and did not repurchase any shares of common stock during 2014 or 2013.  At December 31, 2015, 16,714,620 shares of common stock were remaining under the Corporation’s repurchase authorization.

In addition to common stock, the Corporation’s capital structure includes 10,000,000 shares of preferred stock with a par value of $0.01 a share. On October 21, 2006, the Board of Directors adopted a Rights Agreement (the “Rights Agreement”) and reserved 200,000 shares of Junior Participating Class B Preferred Stock for issuance. In accordance with the Rights Agreement, the Corporation issued a dividend of one right for each share of the Corporation’s common stock outstanding as of October 21, 2006, and one right continues to attach to each share of common stock issued thereafter. The rights will become exercisable if any person or group acquires beneficial ownership of 15% or more of the Corporation’s common stock. Once exercisable and upon a person or group acquiring 15% or more of the Corporation’s common stock, each right (other than rights owned by such person or group) entitles its holder to purchase, for an exercise price of $315 per share, a number of shares of the Corporation’s common stock (or in certain circumstances, cash, property or other securities of the Corporation) having a market value of twice the exercise price, and under certain conditions, common stock of an acquiring company having a market value of twice the exercise price. If any person or group acquires beneficial ownership of 15% or more of the Corporation’s common stock, the Corporation may, at its option, exchange the outstanding rights (other than rights owned by such acquiring person or group) for shares of the Corporation’s common stock or Corporation equity securities deemed to have the same value as one share of common stock or a combination thereof, at an exchange ratio of one share of common stock per right. The rights are subject to adjustment if certain events occur, and they will initially expire on October 21, 2016, if not terminated sooner. The Corporation’s Rights Agreement provides that the Corporation’s Board of Directors may, at its option, redeem all of the outstanding rights at a redemption price of $0.001 per right.